Fair Value Measurements - Fair Value of Liabilities and Their Placement With in the Fair Value Hierarchy Levels (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Liabilities
Warrant derivative liabilities		$ 5,470	$ 4,870
Total liabilities	1,685	5,470	4,870
Warrant derivative liabilities [Member]
Liabilities
Warrant derivative liabilities	1,685	5,470
Level 1 [Member]
Liabilities
Warrant derivative liabilities
Total liabilities
Level 1 [Member] | Warrant derivative liabilities [Member]
Liabilities
Warrant derivative liabilities
Level 2 [Member]
Liabilities
Warrant derivative liabilities
Total liabilities
Level 2 [Member] | Warrant derivative liabilities [Member]
Liabilities
Warrant derivative liabilities
Level 3 [Member]
Liabilities
Warrant derivative liabilities		5,470	4,870
Total liabilities	1,685	5,470	4,870
Level 3 [Member] | Warrant derivative liabilities [Member]
Liabilities
Warrant derivative liabilities	$ 1,685	$ 5,470